Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not have a formal policy regarding the timing of the grant of stock options or other equity awards in relation to the disclosure of material nonpublic information. When equity awards are granted from time to time to non-NEOs, the Company’s practice is for the grants to be reviewed and approved by a delegated committee of executives called the Equity Granting Committee. Any grants to NEOs are approved by our Talent and Compensation Committee. During 2025, our Talent and Compensation Committee did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2025, we did not grant stock options to our NEOs.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false